COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,	RMB
2016	58,299,517
2017	36,986,876
2018	22,383,061
2019	11,978,437
2020	5,573,159
Thereafter	86,494,533
Total	221,715,583